Expense Example, No Redemption	Jan. 31, 2026 USD ($)
The Brinsmere Fund - Growth ETF | The Brinsmere Fund - Growth ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
The Brinsmere Fund - Conservative ETF | The Brinsmere Fund - Conservative ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 555